Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-term debt
Schedule of long-term debt
	December 31,
	2018		2017		2016
Debt securities issued in the Mexican market on June 16, 2014, for Ps. 3,000,000, accruing interest at a fixed rate of 6.85%, for a 7-year term maturing on June 7, 2021. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA	Ps.	3,000,000	Ps.	3,000,000	Ps.	3,000,000

Debt securities issued in the Mexican market on March 26, 2013, for Ps. 1,500,000, accruing interest at a fixed rate of 6.47%, for a 10-year term maturing on March 14, 2023. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA		1,500,000		1,500,000		1,500,000

Unsecured lines of credit with Private Export Funding Corporation (supported by Ex-Im Bank) in 2010 and 2011 for U.S.$ 20,385 thousand maturing on December 21, 2021. As December 31, 2018, 2017 and 2016, outstanding amounts were U.S.$ 4,583 thousand, U.S.$ 6,536 thousand and US.$ 8,489 thousand, respectively. Baggage screening equipment was pledged to secure the loan ⁽²⁾. The loan accrues interest at a three-month London Interbank Offered (“LIBOR”) rate plus 1.25 percentage points, with quarterly payments of principal. As of December 31, 2018, 2017 and 2016, the interest rate was 4.04%,  2.94% and 2.25%, respectively.

		90,156		128,991		175,410

Line of credit with UPS Capital Business Credit (supported by Ex-Im Bank) for U.S.$ 3,120,000. The amount was drawn down upon in April 20, 2014, and the line of credit terminates on January 25, 2019. As of December 31, 2018, 2017 and 2016, the outstanding balance was U.S.$ 156 thousand, U.S.$ 780 thousand and U.S.$ 1,404 thousand, respectively. The line of credit is secured by firefighting equipment ⁽¹⁾. The loan bears interest at three-month LIBOR plus 2.65 percentage point with quarterly principal payments. As of December 31, 2018, 2017 and 2016, the interest rate was 5.44%,  4.34% and 3.65%, respectively.

		3,067		15,396		29,016

Unsecured line of credit with UPS Capital Business Credit (supported by Ex-Im Bank) of U.S$ 2,775,000, which was contracted in 2012 and terminated on August 1, 2017. As of December 31, 2016 the balance was U.S.$ 139 thousand. Baggage screening equipment acquired in 2010 and 2011 is pledged to secure the loan(2).		—		—		2,877
Total long-term debt		4,593,223		4,644,387		4,707,303
Less:
Financing commissions		(8,629)		(11,115)		(13,438)
		4,584,594		4,633,272		4,693,865
Current portion long-term debt		(41,425)		(50,852)		(56,122)
Long-term debt	Ps.	4,543,169	Ps.	4,582,420	Ps.	4,637,743
(1)

Carrying values are Ps.35,760, Ps.44,590 and Ps.53,421 as of December 31, 2018, 2017 and 2016, respectively, recorded as improvements to concessioned assets (note 10). The Company is not authorized to use these as collateral or sell them.

(2)

Carrying value amounts to Ps.284,008, Ps.292,922 and Ps.301,835 as of December 31, 2018, 2017 and 2016, respectively, and is recorded in improvements to concessioned assets (note 10). The Company is not authorized to grant such equipment as collateral in other loans or sell them to another Company.